UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31

Date of reporting period:	10/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

COMMON STOCKS — 98.73%	Shares	Fair Value
Denmark — 4.85%
Industrials — 0.90%
Vestas Wind Systems A/S	2,327	$189,965

Materials — 1.95%
Novozymes A/S, Class B(a)	8,704	409,615

Utilities — 2.00%
Orsted A/S(a)	4,729	419,368

Total Denmark		1,018,948

France — 1.87%
Consumer Staples — 1.87%
L'Oreal SA	1,352	393,297

Ireland — 3.17%
Consumer Staples — 3.17%
Kerry Group plc	5,444	665,475

Japan — 2.61%
Consumer Discretionary — 2.61%
Panasonic Corporation - ADR	64,886	548,936

Netherlands — 3.54%
Materials — 3.54%
Koninklijke DSM N.V.	6,268	744,657

See accompanying notes which are an integral part of this schedule of investments.

REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
October 31, 2019 (Unaudited)

COMMON STOCKS — 98.73% - continued	Shares	Fair Value
Norway — 1.51%
Industrials — 1.51%
Tomra Systems ASA	11,791	$317,178

Sweden — 1.80%
Materials — 1.80%
BillerudKorsnas AB(a)	30,630	377,769

United Kingdom — 3.60%
Consumer Staples — 1.90%
Unilever plc - ADR	6,645	399,431

Information Technology — 1.70%
Halma plc	14,499	356,478

Total United Kingdom		755,909

United States — 75.78%
Communication Services — 8.27%
Alphabet, Inc., Class C(a)	524	660,298
New York Times Company (The), Class A	11,533	356,370
Walt Disney Company (The)	5,550	721,056
		1,737,724
Consumer Discretionary — 3.55%
American Eagle Outfitters, Inc.	21,669	333,269
NIKE, Inc., Class B	4,620	413,721
		746,990
Financials — 5.74%
Amalgamated Bank, Class A	22,617	411,855
First Republic Bank	3,200	340,352
MarketAxess Holdings, Inc.	1,230	453,366
		1,205,573
Health Care — 21.89%
Abbott Laboratories	8,312	694,965
Becton, Dickinson and Company	2,677	685,312
CVS Health Corporation	8,850	587,552

See accompanying notes which are an integral part of this schedule of investments.

REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
October 31, 2019 (Unaudited)

COMMON STOCKS — 98.73% - continued	Shares	Fair Value
Health Care — 21.89% - continued
Danaher Corporation	4,400	$606,408
Envista Holdings Corporation(a)	5,150	151,050
Illumina, Inc.(a)	1,184	349,896
Novo Nordisk A/S, Class B - ADR	7,369	406,916
Stryker Corporation	2,923	632,157
Teladoc Health, Inc.(a)	6,345	486,027
		4,600,283
Industrials — 7.75%
Canadian National Railway Company	6,860	613,078
Rockwell Automation, Inc.	3,701	636,535
Xylem, Inc.	4,933	378,312
		1,627,925
Information Technology — 21.69%
Analog Devices, Inc.	6,244	665,797
Apple, Inc.	1,960	487,570
Automatic Data Processing, Inc.	2,395	388,541
Fiserv, Inc.(a)	4,334	460,011
Mastercard, Inc., Class A	3,114	861,985
NVIDIA Corporation	2,917	586,375
PayPal Holdings, Inc.(a)	5,167	537,885
ShotSpotter, Inc.(a)	5,388	108,838
Xilinx, Inc.	5,091	461,957
		4,558,959
Materials — 2.84%
AptarGroup, Inc.	5,058	597,603

Real Estate — 1.71%
Redfin Corporation(a)	20,684	359,695

Utilities — 2.34%
Ormat Technologies, Inc.	6,417	491,286

Total United States		15,926,038

Total Common Stocks (Cost $20,133,781)		20,748,207

See accompanying notes which are an integral part of this schedule of investments.

REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
October 31, 2019 (Unaudited)

MONEY MARKET FUNDS - 1.23%	Shares	Fair Value
Federated Treasury Obligations Fund, Institutional Class, 1.44%(b)	258,268	$258,268

Total Money Market Funds (Cost $258,268)		258,268

Total Investments — 99.96% (Cost $20,392,049)		21,006,475

Other Assets in Excess of Liabilities — 0.04%		8,456

NET ASSETS — 100.00%		$21,014,931

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of October 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,375,894
Gross Unrealized Depreciation	(761,468)
Net Unrealized Appreciation	$614,426

As of October 31, 2019, the aggregate cost of securities for federal income tax purposes was $20,392,049 for the Reynders, McVeigh Core Equity Fund.

See accompanying notes which are an integral part of this schedule of investments.

Reynders, McVeigh Core Equity Fund

Notes to the Schedule of Investments

October 31, 2019

(Unaudited)

The Reynders, McVeigh Core Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value (“NAV”) is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of trustees (“Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, Reynders, McVeigh Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,575,589	$1,172,618	$-	$20,748,207
Money Market Funds	258,268	-	-	258,268
Total	$19,833,857	$1,172,618	$-	$21,006,475

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	12/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	12/30/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	12/30/2019